Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of operating segments [line items]
Net interest income	$ 3,578		$ 3,388
Non-interest revenue	3,397		3,359
Total Revenue	6,975	$ 5,986	6,747
Total provision for (recovery of) credit losses	156	432	349
Insurance claims, commissions and changes in policy benefit liabilities	601		716
Depreciation and amortization	393		404
Other non-interest expense	3,220		3,265
Income Before Provision for Income Taxes	2,605	2,006	2,013
Provision for (recovery of) income taxes	588	422	421
Reported net income (loss)	2,017	$ 1,584	1,592
Average Assets	980,908		882,589
Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	215		324
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(59)		25
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,608		1,557
Non-interest revenue	491		525
Total Revenue	2,099		2,082
Total provision for (recovery of) credit losses	147		152
Depreciation and amortization	128		128
Other non-interest expense	826		859
Income Before Provision for Income Taxes	998		943
Provision for (recovery of) income taxes	261		244
Reported net income (loss)	737		699
Average Assets	254,893		248,997
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	149		138
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(2)		14
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,091		1,051
Non-interest revenue	319		305
Total Revenue	1,410		1,356
Total provision for (recovery of) credit losses	(31)		149
Depreciation and amortization	127		143
Other non-interest expense	558		618
Income Before Provision for Income Taxes	756		446
Provision for (recovery of) income taxes	174		95
Reported net income (loss)	582		351
Average Assets	130,487		132,639
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	20		132
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(51)		17
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	239		231
Non-interest revenue	1,738		1,794
Total Revenue	1,977		2,025
Total provision for (recovery of) credit losses	(2)		3
Insurance claims, commissions and changes in policy benefit liabilities	601		716
Depreciation and amortization	73		74
Other non-interest expense	833		838
Income Before Provision for Income Taxes	472		394
Provision for (recovery of) income taxes	114		103
Reported net income (loss)	358		291
Average Assets	47,535		44,219
BMO WM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	2
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(4)		3
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	803		696
Non-interest revenue	771		673
Total Revenue	1,574		1,369
Total provision for (recovery of) credit losses	43		50
Depreciation and amortization	65		59
Other non-interest expense	814		793
Income Before Provision for Income Taxes	652		467
Provision for (recovery of) income taxes	169		111
Reported net income (loss)	483		356
Average Assets	384,759		351,330
BMO CM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	45		53
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(2)		(3)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(163)		(147)
Non-interest revenue	78		62
Total Revenue	(85)		(85)
Total provision for (recovery of) credit losses	(1)		(5)
Other non-interest expense	189		157
Income Before Provision for Income Taxes	(273)		(237)
Provision for (recovery of) income taxes	(130)		(132)
Reported net income (loss)	(143)		(105)
Average Assets	163,234		105,404
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ (1)		1
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses			$ (6)